Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued tenants’ improvement reimbursement	$ 43,500	$ 43,500
Tenants’ security deposit	81,233	81,233
Accrued business expense reimbursement	34,781	25,061
Accrued utilities	26,075	15,166
Deferred rental income	38,346	11,429
Accrued real property cleaning service fee	9,200	7,570
Interest payable		55,027
Taxes payable	177,724	11,794
Others	23,258	22,135
Total	$ 434,117	$ 272,915